STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Municipal Bond Fund, Inc.

August 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,825,584)	3.63	5/20/2033	1,663,265		1,608,789

Long-Term Municipal Investments - 98.6%
Alabama - 3.9%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2038	2,975,000		3,145,374
Black Belt Energy Gas District, Revenue Bonds (Project No. 5) Ser. A1	4.00	10/1/2026	1,000,000	[a]	1,007,370
Black Belt Energy Gas District, Revenue Bonds, Refunding	4.00	12/1/2031	1,300,000	[a]	1,292,690
The Birmingham Water Works Board, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2027	3,260,000	[b]	3,599,608
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	3,500,000	[a]	3,534,535
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2031	2,000,000		2,143,927
The Southeast Alabama Gas Supply District, Revenue Bonds (Project No. 2) Ser. A	4.00	6/1/2024	3,745,000	[a]	3,775,508
				18,499,012
Arizona - 1.2%
Phoenix Civic Improvement Corp., Revenue Bonds, Refunding	5.00	7/1/2028	4,000,000		4,180,715
Phoenix Civic Improvement Corp., Revenue Bonds, Ser. B	5.00	7/1/2030	1,500,000		1,642,555
				5,823,270
Arkansas - .3%
Fort Smith Water & Sewer, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000		1,625,723
California - 3.1%
California, GO	5.00	11/1/2031	1,500,000		1,754,864
California, GO	5.00	10/1/2030	2,500,000		2,844,935
California, GO, Refunding	5.00	4/1/2035	850,000		948,788
California, GO, Refunding	5.00	8/1/2030	1,500,000		1,640,541
California, GO, Refunding	5.00	4/1/2033	4,645,000		5,257,896

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
California - 3.1% (continued)
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	1,469,145	1,369,400
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2031	1,000,000	[c] 1,018,891
				14,835,315
Colorado - 4.6%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (AdventHealth Obligated Group)	5.00	11/19/2026	2,500,000	[a] 2,731,862
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2034	1,000,000	1,055,305
Colorado Health Facilities Authority, Revenue Bonds, Refunding Ser. A	5.00	1/1/2030	1,750,000	2,011,025
Denver City & County Airport System, Revenue Bonds, Ser. A	5.50	11/15/2026	15,640,000	16,083,183
				21,881,375
Connecticut - 1.7%
Connecticut, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2030	1,000,000	1,149,873
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2032	5,500,000	5,750,230
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Covenant Home) Ser. B	5.00	12/1/2032	1,000,000	1,041,524
				7,941,627
District of Columbia - 1.9%
District of Columbia, Revenue Bonds, Ser. A	5.00	7/1/2041	2,000,000	2,252,145
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2027	3,500,000	3,796,565
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2025	3,000,000	3,063,004
				9,111,714
Florida - 5.6%
Broward County Airport System, Revenue Bonds	5.00	10/1/2036	2,000,000	2,089,980
Broward County School District, COP, Refunding, Ser. A	5.00	7/1/2027	5,000,000	5,542,638
Central Florida Expressway Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. D	5.00	7/1/2035	1,500,000	1,698,773

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Florida - 5.6% (continued)
Citizens Property Insurance Inc., Revenue Bonds, Ser. A1	5.00	6/1/2025	2,500,000	2,632,336
Florida Municipal Power Agency, Revenue Bonds	5.00	10/1/2030	1,250,000	1,329,923
Hillsborough County Solid Waste & Resource Recovery, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2026	1,260,000	1,369,327
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2036	1,700,000	1,708,425
Lee County Transportation Facilities, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2024	2,500,000	2,624,984
Orange County Convention Center, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2032	3,275,000	3,517,872
South Miami Health Facilities Authority Inc., Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2031	1,750,000	1,903,701
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2033	2,500,000	2,589,301
				27,007,260
Georgia - 2.4%
Atlanta Water & Wastewater, Revenue Bonds, Refunding	5.00	11/1/2031	1,000,000	1,061,629
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,350,000	1,420,667
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2028	2,500,000	2,678,433
Main Street Natural Gas Inc., Revenue Bonds, Ser. A	5.50	9/15/2028	2,530,000	2,770,505
Main Street Natural Gas Inc., Revenue Bonds, Ser. B, 1 Month LIBOR x0.67 +0.75%	2.34	9/1/2023	2,500,000	[a,d] 2,484,092
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.00	7/1/2027	1,000,000	1,060,712
				11,476,038
Hawaii - .7%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2031	1,615,000	1,732,587
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,500,000	1,622,037
				3,354,624
Illinois - 10.5%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	2,500,000	2,673,688

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Illinois - 10.5% (continued)
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2025	1,200,000	1,262,294
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2027	2,000,000	2,124,449
Chicago O'Hare International Airport, Revenue Bonds (Customer Facility Charge)	5.50	1/1/2026	3,300,000	3,331,765
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	4,000,000	4,148,946
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2035	3,000,000	3,158,364
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2028	1,000,000	1,024,642
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2030	940,000	961,214
Greater Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. A	5.00	12/1/2031	3,275,000	3,539,900
Greater Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. D	5.00	12/1/2031	1,000,000	1,152,120
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2030	2,600,000	2,859,166
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2028	1,205,000	1,273,612
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. B	5.00	11/15/2033	2,140,000	2,222,744
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2042	1,110,000	1,171,351
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2028	2,270,000	2,436,180
Regional Transportation Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.50	7/1/2030	2,500,000	2,979,786
Regional Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	6.00	6/1/2025	2,000,000	2,113,145
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	2,750,000	2,990,987
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2029	1,000,000	1,101,778

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Illinois - 10.5% (continued)
University of Illinois, Revenue Bonds (Auxiliary Facilities System) Ser. A	5.00	4/1/2032	3,655,000		3,739,203
University of Illinois, Revenue Bonds, Refunding (Auxiliary Facilities System) Ser. A	5.00	4/1/2026	4,095,000		4,139,172
				50,404,506
Indiana - 3.0%
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project)	4.00	10/1/2036	1,250,000		1,260,602
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project)	4.00	10/1/2035	1,500,000		1,523,133
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. A	3.13	12/1/2024	1,500,000		1,504,761
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,000,000		3,199,318
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital Project) Ser. A	5.00	1/1/2028	2,440,000		2,541,567
Whiting, Revenue Bonds (BP Products North America Project)	5.00	11/1/2024	4,000,000	[a]	4,167,952
				14,197,333
Iowa - 1.0%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	4.00	12/1/2032	1,000,000	[a]	997,452
Iowa Finance Authority, Revenue Bonds, Refunding (Unitypoint Health) Ser. E	5.00	8/15/2032	2,280,000		2,399,893
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2034	500,000		501,433
PEFA Inc., Revenue Bonds (Gas Project)	5.00	9/1/2026	1,000,000	[a]	1,045,146
				4,943,924
Kentucky - 2.2%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	1,255,000	[a]	1,264,677
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	1,500,000	[a]	1,511,183
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	8/1/2030	1,000,000	[a]	992,390
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	5,500,000	[a]	5,548,219

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Kentucky - 2.2% (continued)
Louisville & Jefferson County Metropolitan Government, Revenue Bonds (Norton Healthcare Inc. Obligated Group) Ser. C	5.00	10/1/2026	1,000,000	[a] 1,061,376
				10,377,845
Louisiana - .7%
Jefferson Sales Tax District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	12/1/2032	2,250,000	2,382,318
St. John The Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	[a] 950,796
				3,333,114
Maryland - 1.8%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2	5.00	7/1/2027	2,350,000	[a] 2,538,541
Maryland Stadium Authority, Revenue Bonds	5.00	5/1/2037	3,090,000	3,372,791
Maryland Transportation Authority, Revenue Bonds	5.00	6/1/2024	2,490,000	2,577,701
				8,489,033
Massachusetts - 2.5%
Massachusetts, GO, Ser. D	4.00	5/1/2034	3,500,000	3,654,547
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2034	2,630,000	2,811,229
Massachusetts Federal Highway Grant Anticipation Note, GAN, Ser. A	5.00	6/15/2026	1,500,000	1,604,704
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	3,500,000	3,880,548
				11,951,028
Michigan - 3.5%
Great Lakes Water Authority Water Supply System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2036	5,000,000	5,330,573
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	5.00	4/15/2034	1,190,000	1,337,355

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Michigan - 3.5% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2030	1,000,000	1,042,252
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. A	5.00	12/1/2034	2,000,000	2,150,671
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2031	4,395,000	4,538,243
Utica Community Schools, GO, Refunding (Insured; Qualified School Bond Loan Fund)	5.00	5/1/2032	940,000	1,070,186
Utica Community Schools, GO, Refunding (Insured; Qualified School Bond Loan Fund)	5.00	5/1/2031	1,000,000	1,142,094
				16,611,374
Missouri - 3.2%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2035	3,705,000	3,878,322
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Mercy Health) Ser. A	5.00	6/1/2025	3,500,000	3,704,534
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Inc. Obligated Group)	5.00	11/15/2028	1,300,000	1,395,298
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Inc. Obligated Group)	5.00	11/15/2026	1,000,000	1,077,640
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Iatan 2 Project) Ser. A	5.00	1/1/2032	1,550,000	1,598,994
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Prairie State Project) Ser. A	5.00	12/1/2030	3,270,000	3,456,646
				15,111,434

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Nebraska - 1.8%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	1,000,000	1,074,292
Public Power Generation Agency, Revenue Bonds, Refunding (Whelan Energy Center)	5.00	1/1/2029	4,750,000	4,990,583
Public Power Generation Agency, Revenue Bonds, Refunding (Whelan Energy Center)	5.00	1/1/2030	2,250,000	2,363,960
				8,428,835
Nevada - .6%
Clark County School District, GO, Ser. A	5.00	6/15/2039	1,500,000	1,661,942
Las Vegas Valley Water District, GO, Refunding, Ser. D	5.00	6/1/2028	500,000	566,743
Reno, Revenue Bonds, Refunding	5.00	6/1/2035	500,000	531,141
				2,759,826
New Jersey - 4.0%
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	4.00	6/1/2031	1,000,000	1,067,978
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	2,500,000	2,645,925
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2024	2,400,000	2,501,897
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2026	1,425,000	1,529,071
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2028	1,000,000	1,084,880
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. E	5.00	1/1/2031	1,250,000	1,380,758
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2033	3,070,000	3,425,193
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	3,150,000	3,335,223
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,175,000	2,308,618
				19,279,543
New York - 7.1%
Metropolitan Transportation Authority, BAN, Ser. A1	5.00	2/1/2023	445,000	448,554
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2031	2,135,000	2,262,612

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
New York - 7.1% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2030	1,365,000	1,436,178
Nassau County Interim Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2032	1,500,000	1,624,596
New York City, GO, Refunding, Ser. A1	5.00	8/1/2031	1,000,000	1,142,150
New York City, GO, Ser. A1	4.00	8/1/2037	2,195,000	2,192,355
New York City, GO, Ser. B1	5.00	12/1/2031	3,750,000	4,070,487
New York City, GO, Ser. C	4.00	8/1/2036	1,250,000	1,256,608
New York City, GO, Ser. F1	4.00	3/1/2038	1,000,000	989,740
New York City Health & Hospitals Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2028	1,000,000	1,119,751
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	8/1/2038	2,680,000	2,632,943
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2030	1,000,000	1,124,775
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2032	2,000,000	2,073,787
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. A	4.00	3/15/2039	3,420,000	3,312,883
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2035	3,850,000	4,069,756
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2034	1,000,000	1,030,129
TSASC Inc., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	3,000,000	3,164,093
				33,951,397
North Carolina - .9%
Charlotte NC Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2038	1,360,000	1,461,374
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2028	1,500,000	1,635,436

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
North Carolina - .9% (continued)
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group)	5.00	12/1/2028	1,000,000	[a] 1,118,606
				4,215,416
Ohio - 2.3%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2034	3,075,000	3,321,887
Ohio, Revenue Bonds, Refunding (Cleveland Clinic Health Systems Obligated Group) Ser. A	5.00	1/1/2031	1,250,000	1,381,409
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2033	1,650,000	1,793,305
Sycamore Community School District, GO, Refunding	4.00	12/1/2030	4,115,000	4,466,232
				10,962,833
Oregon - 1.3%
Medford Hospital Facilities Authority, Revenue Bonds, Refunding (Asante Project) Ser. A	5.00	8/15/2033	500,000	547,326
Oregon Facilities Authority, Revenue Bonds, Refunding (Legacy Health Project) Ser. A	5.00	6/1/2035	2,500,000	2,607,523
Portland, Revenue Bonds, Ser. A	3.00	3/1/2036	3,500,000	3,176,174
				6,331,023
Pennsylvania - 7.5%
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	2,500,000	2,733,592
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,000,000	[a] 929,357
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group)	5.00	9/1/2032	1,000,000	1,075,124
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2029	3,405,000	3,783,250
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2030	1,595,000	1,735,761
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2031	2,400,000	2,640,498
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2032	1,200,000	1,314,120
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2028	3,250,000	3,511,924

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Pennsylvania - 7.5% (continued)
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2031	1,650,000		1,762,644
Philadelphia, GO, Ser. A	5.00	5/1/2033	3,080,000		3,457,516
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,000,000		1,063,190
Philadelphia Water & Wastewater, Revenue Bonds, Refunding	5.00	10/1/2033	1,500,000		1,701,361
State Public School Building Authority, Revenue Bonds, Refunding (Harrisburg School District Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2027	1,095,000		1,193,161
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	2,725,000		2,728,931
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2035	1,500,000		1,524,398
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2032	2,000,000		2,185,196
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2030	2,490,000		2,666,030
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2026	10,000	[b]	10,967
				36,017,020
South Carolina - 1.4%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2029	1,000,000		1,119,129
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2031	2,000,000		2,144,531
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2036	1,000,000		972,562
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. C	5.00	12/1/2025	2,320,000		2,415,423
				6,651,645
Tennessee - 1.6%
Greeneville Health & Educational Facilities Board, Revenue Bonds, Refunding (Ballard Health Obligated Group)	5.00	7/1/2032	2,500,000		2,519,065
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	2,000,000	[a]	2,021,098

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Tennessee - 1.6% (continued)
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2026	1,505,000		1,587,755
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,350,000		1,484,979
				7,612,897
Texas - 5.4%
Arlington, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	1,500,000		1,570,291
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	7/1/2025	1,350,000	[b]	1,442,577
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	2,500,000		2,588,606
Georgetown Utility System, Revenue Bonds (Insured; Assured Guaranteed Municipal Corp.)	5.00	8/15/2035	1,000,000		1,117,278
Harris County-Houston Sports Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2029	2,325,000		2,411,694
Harris County-Houston Sports Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2028	2,770,000		2,877,105
Love Field Airport Modernization Corp., Revenue Bonds	5.00	11/1/2024	1,000,000		1,041,169
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corporation Project)	5.00	5/15/2032	2,000,000		2,218,564
New Hope Cultural Educational Facilities Finance Corp., Revenue Bonds, Refunding (Children's Health System Project) Ser. A	5.00	8/15/2029	1,750,000		1,930,087
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2031	5,000,000		5,248,752
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A	5.00	7/1/2032	1,500,000	[a]	1,670,994
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Project) Ser. A	5.00	11/15/2031	1,400,000		1,490,178
				25,607,295
U.S. Related - .9%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2036	4,400,000		4,466,044

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Utah - 1.1%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2036	5,000,000	5,216,730
Virginia - 1.4%
Hampton Roads Transportation Accountability Commission, BAN, Ser. A	5.00	7/1/2026	1,000,000	1,089,058
Richmond Public Utility, Revenue Bonds, Refunding	5.00	1/15/2031	4,095,000	4,386,682
Virginia Small Business Financing Authority, Revenue Bonds, Refunding	5.00	12/31/2042	1,000,000	1,048,278
				6,524,018
Washington - 4.9%
Central Puget Sound Regional Transit Authority, Revenue Bonds (Green Bond) Ser. S1	5.00	11/1/2031	1,250,000	1,361,057
Energy Northwest, Revenue Bonds, Refunding	5.00	7/1/2040	1,000,000	1,108,177
Energy Northwest, Revenue Bonds, Refunding (Project-1) Ser. A	5.00	7/1/2035	4,355,000	4,983,744
King County Public Hospital District No. 1, GO, Refunding (Valley Medical Center)	5.00	12/1/2030	6,930,000	7,464,698
Port of Seattle, Revenue Bonds	5.00	4/1/2028	2,500,000	2,741,102
Port of Seattle, Revenue Bonds, Refunding	5.00	8/1/2041	1,000,000	1,072,301
Washington, GO, Refunding, Ser R	4.00	7/1/2036	2,270,000	2,343,972
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2033	1,330,000	1,397,079
Washington Housing Finance Commission, Revenue Bonds, Ser. A1	3.50	12/20/2035	982,122	895,988
				23,368,118
Wisconsin - 2.6%
Public Finance Authority, Revenue Bonds (Appalachian University Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2059	1,400,000	1,299,913
Public Finance Authority, Revenue Bonds (KU Campus Development Project)	5.00	3/1/2036	4,500,000	4,762,732
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Children's Hospital of Wisconsin Obligated Group)	5.00	8/15/2034	1,835,000	1,951,743

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Wisconsin - 2.6% (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (ProHealth Care Obligated Group)	5.00	8/15/2033	2,250,000	2,333,858
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	1,890,000	1,977,894
				12,326,140
Total Long-Term Municipal Investments (cost $484,342,321)			470,694,329
Total Investments (cost $486,167,905)			98.9%	472,303,118
Cash and Receivables (Net)			1.1%	5,237,665
Net Assets			100.0%	477,540,783

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, these securities were valued at $1,018,891 or .21% of net assets.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Municipal Bond Fund, Inc.

August 31, 2022 (Unaudited)

The following is a summary of the inputs used as of August 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	1,608,789	-	1,608,789
Municipal Securities	-	470,694,329	-	470,694,329

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2022, accumulated net unrealized depreciation on investments was $13,864,787, consisting of $2,348,107 gross unrealized appreciation and $16,248,894 gross unrealized depreciation.

At August 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.